Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Note 9 Subsequent Events

Debt Issuance

On October 1, 2011 the Company borrowed $100,000 cash related to a debt financing the terms have not yet been finalized.

On October 6, 2011 the Company borrowed $50,000 in the form of a convertible promissory note bearing interest at 8%.  The note matures on July 12, 2012 and is convertible into shares of the Company’s common stock at a variable conversion price.  Due to the variable conversion feature, the Company will need to determine the fair value of the derivative liability associated with this debt instrument.

On October 6, 2011 the Company borrowed $150,000 in the form of a convertible promissory note bearing interest at 8%. The note matures on April 3, 2012 and is convertible into shares of the Company’s common stock at a variable conversion price. Due to the variable conversion feature, the Company will need to determine the fair value of the derivative liability associated with this debt instrument

Conversion of Debt and Demand Loans and Accrued Interest

During the period October 1, 2011 through November 7, 2011, the Company issued 22,803,731 shares of common stock to convert notes payable and accrued interest totaling $194,871.

One note payable totaling $41,600 in principal and accrued interest was converted over the period October 28, 2011 through November 3, 2011, into 4,181,643 shares of the Company’s common stock at a conversion price of approximately $0.01.

Note 11 Subsequent Events

During the period January 1, 2011 – March 31, 2011, the Company had the following debt transactions:

(A) Convertible Debt – Secured – Derivative Liabilities

The Company issued convertible notes totaling $1,103,592.  These notes had the following provisions:

●	Interest rate 8%,
●	Notes are due between 9 days and 1 year from issuance,
●	Conversion rates equal to a variable percentage by applying a specified formula that utilizes the average of quoted closing prices; and
●	Unsecured

The investor is entitled at its option to convert all or part of the principal and accrued interest into shares of the Company’s common stock at a conversion price as discussed above.  The Company classified the embedded conversion feature as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle. The Company will compute the fair value of these instruments using a black-scholes option pricing model.

4,528,885 shares of common stock were issued in connection with the conversion of approximately $179,000.  The Company recorded a loss on debt conversion of approximately $179,000.

The Company paid debt issue costs of approximately $43,000.

The Company also issued 3,000,000, 3.5 year warrants with an exercise price of $0.025/share, expiring August 28, 2014

(B) Stock Issued to Settle Accounts Payable

In the first quarter of 2011, the Company issued 19,177,850 shares of common stock, having a fair value of $1,782,147 ($0.06 - $0.12/share), based upon the quoted closing trading price, to settle accounts payable with a face value of $673,561.  As a result, the Company recorded a loss on settlement of accounts payable of $1,108,586.

(C) Stock Issued for Services

In the first quarter of 2011, the Company issued 200,000 shares of common stock for services rendered, having a fair value of $14,000 ($0.07/share), based upon the quoted closing trading price.

(D) Prepaid Stock Compensation

In the first quarter of 2011, the Company issued 2,500,000 shares of common stock for future services, having a fair value of $150,000, based upon the quoted closing trading price.  The agreement commenced February 2011 and terminates August 2011.